Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.0%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	5	1,279
Albemarle Corp.	2	346
Axalta Coating Systems Ltd. (a)	4	116
Celanese Corp., Class A	2	359
CF Industries Holdings, Inc.	4	199
Dow, Inc.	16	1,045
DuPont de Nemours, Inc.	11	871
Eastman Chemical Co.	3	343
Ecolab, Inc.	5	1,114
FMC Corp.	2	265
International Flavors & Fragrances, Inc.	5	662
Linde plc, (United Kingdom)	11	3,142
LyondellBasell Industries NV, Class A	6	595
Mosaic Co. (The)	8	241
PPG Industries, Inc.	5	739
RPM International, Inc.	2	220
Sherwin-Williams Co. (The)	2	1,228

		12,764

Forest Products & Paper — 0.0% (g)
International Paper Co.	11	582

Iron/Steel — 0.0% (g)
Nucor Corp.	8	650
Steel Dynamics, Inc.	5	267

		917

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	29	951
Newmont Corp.	15	895

		1,846

Total Basic Materials		16,109

Communications — 21.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	21	599
Omnicom Group, Inc.	12	863
Trade Desk, Inc. (The), Class A (a)	6	3,650

		5,112

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — 18.2%
Airbnb, Inc., Class A (a)	1		192
Alphabet, Inc., Class A (a)	42		86,114
Alphabet, Inc., Class C (a)	40		83,562
Amazon.com, Inc. (a)	68		211,155
Booking Holdings, Inc. (a)	1		1,973
CDW Corp.	12		2,021
Chewy, Inc., Class A (a)	2		148
eBay, Inc.	103		6,318
Etsy, Inc. (a)	20		4,036
Expedia Group, Inc. (a)	3		460
F5 Networks, Inc. (a)	5		1,127
Facebook, Inc., Class A (a)	333		98,203
GoDaddy, Inc., Class A (a)	5		425
IAC/InterActiveCorp. (a)	4		826
Match Group, Inc. (a)	12		1,613
MercadoLibre, Inc., (Argentina) (a)	1		1,403
Netflix, Inc. (a)	21		11,147
NortonLifeLock, Inc.	74		1,583
Okta, Inc., Class A (a)	4		915
Palo Alto Networks, Inc. (a)	13		4,091
Pinterest, Inc., Class A (a)	25		1,848
Roku, Inc., Class A (a)	5		1,727
Snap, Inc., Class A (a)	45		2,360
Twitter, Inc. (a)	111		7,041
Uber Technologies, Inc. (a)	20		1,100
VeriSign, Inc. (a)	4		708
Wayfair, Inc., Class A (a)	1		467
Zendesk, Inc. (a)	15		2,040
Zillow Group, Inc., Class A (a)	3		338
Zillow Group, Inc., Class C (a)	8		1,034

			535,975

Media — 1.4%
Altice USA, Inc., Class A (a)	11		351
Cable One, Inc.	—	(h)	411
Charter Communications, Inc., Class A (a)	7		4,040
Comcast Corp., Class A	224		12,147
Discovery, Inc., Class A (a)	9		376
Discovery, Inc., Class C (a)	14		514
DISH Network Corp., Class A (a)	13		479
FactSet Research Systems, Inc.	1		236
Fox Corp., Class A	17		621
Fox Corp., Class B	8		296
Liberty Broadband Corp., Class A (a)	1		156
Liberty Broadband Corp., Class C (a)	7		1,102
Liberty Global plc, (United Kingdom), Class A (a)	11		274
Liberty Global plc, (United Kingdom), Class C (a)	15		390

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Liberty Media Corp.-Liberty Formula One, Class C (a)	9	410
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	4	174
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	7	316
News Corp., Class A	21	526
Sirius XM Holdings, Inc.	40	243
ViacomCBS, Inc., Class B	27	1,229
Walt Disney Co. (The) (a)	88	16,295

		40,586

Telecommunications — 1.8%
Arista Networks, Inc. (a)	5	1,516
AT&T, Inc.	349	10,560
Cisco Systems, Inc.	373	19,282
Corning, Inc.	68	2,938
Juniper Networks, Inc.	31	785
Lumen Technologies, Inc.	43	571
Motorola Solutions, Inc.	15	2,736
T-Mobile US, Inc. (a)	27	3,409
Verizon Communications, Inc.	202	11,772

		53,569

Total Communications		635,242

Consumer Cyclical — 4.3%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	4	210
Southwest Airlines Co. (a)	5	301

		511

Apparel — 0.1%
NIKE, Inc., Class B	27	3,606
VF Corp.	7	581

		4,187

Auto Manufacturers — 2.5%
Cummins, Inc.	32	8,420
Ford Motor Co. (a)	365	4,471
General Motors Co. (a)	121	6,975
PACCAR, Inc.	76	7,076
Tesla, Inc. (a)	72	47,877

		74,819

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	5	741
Autoliv, Inc., (Sweden) (a)	1	112
BorgWarner, Inc.	4	187
Lear Corp.	1	168

		1,208

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	5	569
Fastenal Co.	14	686
LKQ Corp. (a)	6	244
Pool Corp.	1	211
WW Grainger, Inc.	1	443

		2,153

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	3		203
Live Nation Entertainment, Inc. (a)	7		631
Vail Resorts, Inc. (a)	1		266

			1,100

Food Service — 0.0% (g)
Aramark	5		172

Home Builders — 0.1%
DR Horton, Inc.	6		570
Lennar Corp., Class A	5		514
NVR, Inc. (a)	—	(h)	306
PulteGroup, Inc.	4		204

			1,594

Home Furnishings — 0.0% (g)
Whirlpool Corp.	2		371

Housewares — 0.0% (g)
Newell Brands, Inc.	8		209

Leisure Time — 0.1%
Carnival Corp. (a)	19		493
Peloton Interactive, Inc., Class A (a)	5		567
Royal Caribbean Cruises Ltd. (a)	5		421

			1,481

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	6		754
Las Vegas Sands Corp. (a)	7		403
Marriott International, Inc., Class A (a)	6		941
MGM Resorts International	9		329
Wynn Resorts Ltd. (a)	2		238

			2,665

Retail — 1.3%
Advance Auto Parts, Inc.	1		261
AutoZone, Inc. (a)	—	(h)	601
Best Buy Co., Inc.	5		609
Burlington Stores, Inc. (a)	1		341
CarMax, Inc. (a)	3		457
Carvana Co., Class A (a)	1		353
Chipotle Mexican Grill, Inc., Class A (a)	1		838
Costco Wholesale Corp.	10		3,379
Darden Restaurants, Inc.	3		408
Dollar General Corp.	5		1,031
Dollar Tree, Inc. (a)	5		544
Domino’s Pizza, Inc.	1		253

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Genuine Parts Co.	3	308
Home Depot, Inc. (The)	22	6,727
Lowe’s Cos., Inc.	15	2,854
Lululemon Athletica, Inc., (Canada) (a)	3	825
McDonald’s Corp.	15	3,438
O’Reilly Automotive, Inc. (a)	1	679
Ross Stores, Inc.	7	839
Starbucks Corp.	24	2,644
Target Corp.	11	2,081
TJX Cos., Inc. (The)	25	1,646
Tractor Supply Co.	2	356
Ulta Beauty, Inc. (a)	1	359
Walgreens Boots Alliance, Inc.	15	832
Walmart, Inc.	31	4,172
Yum! Brands, Inc.	6	603

		37,438

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	1	280

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	3	256

Total Consumer Cyclical		128,444

Consumer Non-cyclical — 24.0%
Agriculture — 3.7%
Altria Group, Inc.	853	43,619
Archer-Daniels-Midland Co.	14	798
Bunge Ltd.	4	281
Philip Morris International, Inc.	716	63,530

		108,228

Beverages — 4.2%
Brown-Forman Corp., Class B	71	4,920
Coca-Cola Co. (The)	948	49,992
Constellation Brands, Inc., Class A	39	8,962
Keurig Dr Pepper, Inc.	130	4,452
Molson Coors Beverage Co., Class B (a)	43	2,215
Monster Beverage Corp. (a)	91	8,316
PepsiCo., Inc.	321	45,365

		124,222

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	21	3,192
Alnylam Pharmaceuticals, Inc. (a)	11	1,553
Amgen, Inc.	56	13,836
Biogen, Inc. (a)	15	4,149
BioMarin Pharmaceutical, Inc. (a)	17	1,283
Bio-Rad Laboratories, Inc., Class A (a)	1	354
Corteva, Inc.	16	769

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Biotechnology — continued
Exact Sciences Corp. (a)	15		1,986
Gilead Sciences, Inc.	120		7,731
Illumina, Inc. (a)	3		1,176
Incyte Corp. (a)	18		1,457
Ionis Pharmaceuticals, Inc. (a)	13		583
Moderna, Inc. (a)	26		3,436
Regeneron Pharmaceuticals, Inc. (a)	10		4,747
Royalty Pharma plc, Class A	4		156
Seagen, Inc. (a)	12		1,665
Vertex Pharmaceuticals, Inc. (a)	25		5,369

			53,442

Commercial Services — 1.0%
AMERCO	—	(h)	149
Automatic Data Processing, Inc.	16		3,024
Avalara, Inc. (a)	11		1,474
Booz Allen Hamilton Holding Corp., Class A	3		207
Cintas Corp.	2		705
CoStar Group, Inc. (a)	1		626
Equifax, Inc.	3		498
FleetCor Technologies, Inc. (a)	3		823
Gartner, Inc. (a)	3		563
Global Payments, Inc.	11		2,274
IHS Markit Ltd., (United Kingdom)	8		819
MarketAxess Holdings, Inc.	1		444
Moody’s Corp.	3		1,040
PayPal Holdings, Inc. (a)	42		10,128
Robert Half International, Inc.	3		238
Rollins, Inc.	6		197
S&P Global, Inc.	5		1,846
Square, Inc., Class A (a)	14		3,252
TransUnion	4		396
United Rentals, Inc. (a)	2		545
Verisk Analytics, Inc., Class A	3		599

			29,847

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	15		1,186
Estee Lauder Cos., Inc. (The), Class A	5		1,378
Procter & Gamble Co. (The)	53		7,141

			9,705

Food — 0.3%
Campbell Soup Co.	2		112
Conagra Brands, Inc.	9		356
General Mills, Inc.	13		806
Hershey Co. (The)	3		413
Hormel Foods Corp.	6		280
J M Smucker Co. (The)	2		311
Kellogg Co.	5		291

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Kraft Heinz Co. (The)	14	573
Kroger Co. (The)	18	640
Lamb Weston Holdings, Inc.	3	195
McCormick & Co., Inc.	5	410
Mondelez International, Inc., Class A	31	1,827
Sysco Corp.	10	772
Tyson Foods, Inc., Class A	8	602

		7,588

Healthcare - Products — 1.0%
10X Genomics, Inc., Class A (a)	1	258
Abbott Laboratories	38	4,561
ABIOMED, Inc. (a)	1	267
Align Technology, Inc. (a)	2	862
Avantor, Inc. (a)	10	278
Baxter International, Inc.	11	935
Boston Scientific Corp. (a)	31	1,191
Cooper Cos., Inc. (The)	1	398
Danaher Corp.	14	3,114
DENTSPLY SIRONA, Inc.	5	296
Edwards Lifesciences Corp. (a)	13	1,118
Hologic, Inc. (a)	5	405
IDEXX Laboratories, Inc. (a)	2	848
Insulet Corp. (a)	1	284
Intuitive Surgical, Inc. (a)	3	1,862
Masimo Corp. (a)	1	228
Medtronic plc, (Ireland)	29	3,475
Novocure Ltd., (Jersey) (a)	2	213
PerkinElmer, Inc.	3	335
ResMed, Inc.	3	542
STERIS plc	2	298
Stryker Corp.	7	1,719
Teleflex, Inc.	1	393
Thermo Fisher Scientific, Inc.	9	3,882
Varian Medical Systems, Inc. (a)	2	296
West Pharmaceutical Services, Inc.	1	409
Zimmer Biomet Holdings, Inc.	4	709

		29,176

Healthcare - Services — 0.7%
Anthem, Inc.	5	1,817
Catalent, Inc. (a)	41	4,314
Centene Corp. (a)	12	798
DaVita, Inc. (a)	2	171
HCA Healthcare, Inc.	6	1,054
Humana, Inc.	3	1,109
IQVIA Holdings, Inc. (a)	4	762
Laboratory Corp. of America Holdings (a)	2	525
Molina Healthcare, Inc. (a)	1	217

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — continued
PPD, Inc. (a)	2	66
Quest Diagnostics, Inc.	3	376
Teladoc Health, Inc. (a)	2	428
UnitedHealth Group, Inc.	20	7,269
Universal Health Services, Inc., Class B	2	254

		19,160

Household Products/Wares — 0.1%
Avery Dennison Corp.	2	383
Church & Dwight Co., Inc.	4	344
Clorox Co. (The)	2	454
Kimberly-Clark Corp.	6	874

		2,055

Pharmaceuticals — 10.9%
AbbVie, Inc.	168	18,196
AmerisourceBergen Corp., Class A	3	341
Becton Dickinson and Co.	6	1,492
Bristol-Myers Squibb Co.	542	34,232
Cardinal Health, Inc.	6	373
Cigna Corp.	8	1,862
CVS Health Corp.	29	2,177
Dexcom, Inc. (a)	2	686
Elanco Animal Health, Inc. (a)	8	227
Eli Lilly & Co.	194	36,266
Henry Schein, Inc. (a)	4	249
Horizon Therapeutics Plc (a)	4	370
Jazz Pharmaceuticals plc, (Ireland) (a)	1	183
Johnson & Johnson	637	104,742
McKesson Corp.	3	604
Merck & Co., Inc.	613	47,276
Neurocrine Biosciences, Inc. (a)	8	825
Perrigo Co. plc, (Ireland)	29	1,184
Pfizer, Inc.	1,352	48,979
Sarepta Therapeutics, Inc. (a)	7	532
Viatris, Inc. (a)	291	4,064
Zoetis, Inc., Class A	115	18,045

		322,905

Total Consumer Non-cyclical		706,328

Energy — 0.8%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	11	1,861
Plug Power, Inc. (a)	10	363
SolarEdge Technologies, Inc., (Israel) (a)	5	1,418
Sunrun, Inc. (a)	3	156

		3,798

Oil & Gas — 0.5%
Cabot Oil & Gas Corp.	9	164
Chevron Corp.	41	4,282

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
ConocoPhillips	30	1,598
Devon Energy Corp.	13	289
EOG Resources, Inc.	14	989
Exxon Mobil Corp.	90	5,005
Hess Corp.	5	335
Marathon Petroleum Corp.	12	665
Occidental Petroleum Corp.	20	528
Phillips 66	9	710
Pioneer Natural Resources Co.	4	707
Valero Energy Corp.	9	623

		15,895

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	13	280
Halliburton Co.	19	398
Schlumberger NV	29	783

		1,461

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	4	302
Kinder Morgan, Inc.	38	627
ONEOK, Inc.	8	423
Williams Cos., Inc. (The)	22	531

		1,883

Total Energy		23,037

Financial — 4.0%
Banks — 1.0%
Bank of America Corp.	166	6,423
Bank of New York Mellon Corp. (The)	20	938
Citigroup, Inc.	46	3,321
Citizens Financial Group, Inc.	12	546
Fifth Third Bancorp	20	737
First Republic Bank	5	771
Goldman Sachs Group, Inc. (The)	7	2,389
Huntington Bancshares, Inc.	31	486
KeyCorp.	29	588
M&T Bank Corp.	4	544
Morgan Stanley	31	2,435
Northern Trust Corp.	5	574
PNC Financial Services Group, Inc. (The)	10	1,705
Regions Financial Corp.	29	596
State Street Corp.	10	800
SVB Financial Group (a)	1	728
Truist Financial Corp.	31	1,785
US Bancorp	31	1,719
Wells Fargo & Co.	86	3,360

		30,445

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Diversified Financial Services — 1.4%
Ally Financial, Inc.	11		480
American Express Co.	16		2,200
Ameriprise Financial, Inc.	3		633
Apollo Global Management, Inc., Class A	3		126
BlackRock, Inc., Class A	2		1,425
Capital One Financial Corp.	11		1,363
Cboe Global Markets, Inc.	3		264
Charles Schwab Corp. (The)	34		2,203
CME Group, Inc., Class A	8		1,634
Discover Financial Services	8		764
Franklin Resources, Inc.	8		242
Intercontinental Exchange, Inc.	13		1,489
Invesco Ltd.	10		253
Mastercard, Inc., Class A	33		11,775
Nasdaq, Inc.	3		504
Raymond James Financial, Inc.	4		487
SEI Investments Co.	5		283
Synchrony Financial	15		596
T Rowe Price Group, Inc.	6		973
Tradeweb Markets, Inc., Class A	3		192
Visa, Inc., Class A	64		13,464
Western Union Co. (The)	12		305

			41,655

Insurance — 0.9%
Aflac, Inc.	17		873
Alleghany Corp. (a)	1		320
Allstate Corp. (The)	8		862
American Financial Group, Inc.	2		238
American International Group, Inc.	17		798
Aon plc, Class A	5		1,131
Arch Capital Group Ltd., (Bermuda) (a)	12		465
Arthur J Gallagher & Co.	5		570
Assurant, Inc.	1		171
Athene Holding Ltd., (Bermuda), Class A (a)	6		278
Berkshire Hathaway, Inc., Class B (a)	29		7,436
Brown & Brown, Inc.	5		209
Chubb Ltd., (Switzerland)	10		1,621
Cincinnati Financial Corp.	4		361
Equitable Holdings, Inc.	12		400
Erie Indemnity Co., Class A	1		126
Everest Re Group Ltd., (Bermuda)	1		350
Fidelity National Financial, Inc.	5		184
Globe Life, Inc.	4		380
Hartford Financial Services Group, Inc. (The)	10		646
Lincoln National Corp.	7		433
Loews Corp.	7		337
Markel Corp. (a)	—	(h)	449
Marsh & McLennan Cos., Inc.	11		1,364

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
MetLife, Inc.	18	1,105
Principal Financial Group, Inc.	8	500
Progressive Corp. (The)	14	1,326
Prudential Financial, Inc.	10	911
Reinsurance Group of America, Inc.	2	273
RenaissanceRe Holdings Ltd., (Bermuda)	2	260
Travelers Cos., Inc. (The)	6	946
Voya Financial, Inc.	5	341
Willis Towers Watson plc, (United Kingdom)	3	697
WR Berkley Corp.	4	316

		26,677

Private Equity — 0.1%
Blackstone Group, Inc. (The)	16	1,168
Carlyle Group, Inc. (The)	3	118
KKR & Co., Inc.	10	486

		1,772

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	7	593

REITS — 0.6%
AGNC Investment Corp.	8	142
Alexandria Real Estate Equities, Inc.	3	484
American Tower Corp.	9	2,129
Annaly Capital Management, Inc.	20	174
AvalonBay Communities, Inc.	3	546
Boston Properties, Inc.	3	304
Camden Property Trust	2	198
Crown Castle International Corp.	9	1,518
Digital Realty Trust, Inc.	6	798
Duke Realty Corp.	7	277
Equinix, Inc.	2	1,286
Equity LifeStyle Properties, Inc.	3	160
Equity Residential	8	573
Essex Property Trust, Inc.	1	342
Extra Space Storage, Inc.	2	307
Healthpeak Properties, Inc.	12	367
Host Hotels & Resorts, Inc. (a)	12	206
Invitation Homes, Inc.	12	369
Iron Mountain, Inc.	5	194
Medical Properties Trust, Inc.	11	229
Mid-America Apartment Communities, Inc.	2	305
Omega Healthcare Investors, Inc.	4	163
Prologis, Inc.	16	1,686
Public Storage	3	814
Realty Income Corp.	7	456
Regency Centers Corp.	3	156
SBA Communications Corp., Class A	2	570

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Simon Property Group, Inc.	7	794
Sun Communities, Inc.	2	291
UDR, Inc.	5	234
Ventas, Inc.	8	420
VEREIT, Inc.	5	174
VICI Properties, Inc.	12	342
Vornado Realty Trust	4	167
Welltower, Inc.	9	648
Weyerhaeuser Co.	17	600
WP Carey, Inc.	3	217

		18,640

Total Financial		119,782

Industrial — 13.2%
Aerospace/Defense — 0.4%
Boeing Co. (The) (a)	11	2,837
General Dynamics Corp.	5	911
HEICO Corp.	1	101
HEICO Corp., Class A	1	145
Howmet Aerospace, Inc. (a)	7	223
L3Harris Technologies, Inc.	4	819
Lockheed Martin Corp.	5	1,915
Northrop Grumman Corp.	3	1,041
Raytheon Technologies Corp.	31	2,412
Teledyne Technologies, Inc. (a)	1	282
TransDigm Group, Inc. (a)	1	561

		11,247

Building Materials — 0.1%
Carrier Global Corp.	17	721
Fortune Brands Home & Security, Inc.	2	235
Johnson Controls International plc	15	902
Lennox International, Inc.	1	198
Martin Marietta Materials, Inc.	1	461
Masco Corp.	5	290
Owens Corning	2	172
Vulcan Materials Co.	3	484

		3,463

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	6	765
Emerson Electric Co.	14	1,302
Generac Holdings, Inc. (a)	1	447

		2,514

Electronics — 0.8%
Agilent Technologies, Inc.	7	855
Allegion plc, (Ireland)	2	214
Amphenol Corp., Class A	53	3,529
Arrow Electronics, Inc. (a)	8	883
Fortive Corp.	66	4,662

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electronics — continued
Garmin Ltd., (Switzerland)	3		454
Honeywell International, Inc.	15		3,187
Keysight Technologies, Inc. (a)	16		2,320
Mettler-Toledo International, Inc. (a)	—	(h)	492
Sensata Technologies Holding plc (a)	3		174
TE Connectivity Ltd., (Switzerland)	30		3,811
Trimble, Inc. (a)	22		1,715
Waters Corp. (a)	1		297

			22,593

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	3		372

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	36		2,257
Republic Services, Inc., Class A	6		635
Waste Connections, Inc.	7		742
Waste Management, Inc.	10		1,320

			4,954

Hand/Machine Tools — 0.3%
Snap-on, Inc.	11		2,553
Stanley Black & Decker, Inc.	35		7,032

			9,585

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	119		27,685

Machinery - Diversified — 1.8%
Cognex Corp.	15		1,234
Deere & Co.	65		24,407
Dover Corp.	31		4,292
IDEX Corp.	16		3,449
Ingersoll Rand, Inc. (a)	77		3,787
Nordson Corp.	12		2,377
Otis Worldwide Corp.	89		6,114
Rockwell Automation, Inc.	3		753
Westinghouse Air Brake Technologies Corp.	40		3,156
Xylem, Inc.	39		4,115

			53,684

Miscellaneous Manufacturers — 1.1%
3M Co.	12		2,299
AO Smith Corp.	2		129
Eaton Corp. plc	10		1,329
General Electric Co.	183		2,396
Illinois Tool Works, Inc.	69		15,230
Parker-Hannifin Corp.	28		8,885
Textron, Inc.	4		237
Trane Technologies plc, (Ireland)	5		783

			31,288

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	40	472
Ball Corp.	7	606
Crown Holdings, Inc.	3	285
Packaging Corp. of America	2	303
Sealed Air Corp.	3	149
Westrock Co.	7	373

		2,188

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	1	147

Transportation — 7.4%
CH Robinson Worldwide, Inc.	127	12,079
CSX Corp.	17	1,670
Expeditors International of Washington, Inc.	160	17,213
FedEx Corp.	230	65,307
JB Hunt Transport Services, Inc.	2	342
Kansas City Southern	2	547
Knight-Swift Transportation Holdings, Inc., Class A	4	216
Norfolk Southern Corp.	6	1,564
Old Dominion Freight Line, Inc.	2	529
Union Pacific Corp.	15	3,235
United Parcel Service, Inc., Class B	678	115,201
XPO Logistics, Inc. (a)	2	280

		218,183

Total Industrial		387,903

Technology — 30.0%
Computers — 7.3%
Accenture plc, (Ireland), Class A	24	6,676
Apple, Inc.	1,489	181,870
Cognizant Technology Solutions Corp., Class A	20	1,595
Crowdstrike Holdings, Inc., Class A (a)	23	4,273
Dell Technologies, Inc., Class C (a)	21	1,852
EPAM Systems, Inc. (a)	2	818
Fortinet, Inc. (a)	18	3,404
Hewlett Packard Enterprise Co.	109	1,715
HP, Inc.	120	3,811
International Business Machines Corp.	34	4,476
Leidos Holdings, Inc.	3	273
NetApp, Inc.	19	1,375
Seagate Technology plc	19	1,493
Western Digital Corp.	27	1,781
Zscaler, Inc. (a)	10	1,710

		217,122

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	5	2,253

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (a)	115	9,042
Analog Devices, Inc.	36	5,514
Applied Materials, Inc.	88	11,699
Broadcom, Inc.	39	17,986
Intel Corp.	393	25,153
IPG Photonics Corp. (a)	3	690
KLA Corp.	15	4,877
Lam Research Corp.	14	8,177
Marvell Technology Group Ltd.	64	3,124
Maxim Integrated Products, Inc.	25	2,278
Microchip Technology, Inc.	25	3,826
Micron Technology, Inc. (a)	107	9,461
Monolithic Power Systems, Inc.	4	1,388
NVIDIA Corp.	59	31,705
NXP Semiconductors NV, (Netherlands)	27	5,364
ON Semiconductor Corp. (a)	39	1,641
Qorvo, Inc. (a)	11	1,979
QUALCOMM, Inc.	109	14,387
Skyworks Solutions, Inc.	16	2,937
Teradyne, Inc.	16	1,918
Texas Instruments, Inc.	88	16,588
Xilinx, Inc.	23	2,863

		182,597

Software — 16.4%
Activision Blizzard, Inc.	364	33,864
Adobe, Inc. (a)	65	30,796
Akamai Technologies, Inc. (a)	6	629
ANSYS, Inc. (a)	12	3,932
Autodesk, Inc. (a)	29	8,169
Black Knight, Inc. (a)	5	392
Broadridge Financial Solutions, Inc.	4	589
Cadence Design Systems, Inc. (a)	37	5,098
Ceridian HCM Holding, Inc. (a)	18	1,479
Cerner Corp.	7	491
Citrix Systems, Inc.	15	2,155
Cloudflare, Inc., Class A (a)	26	1,845
Coupa Software, Inc. (a)	9	2,322
Datadog, Inc., Class A (a)	23	1,935
DocuSign, Inc., Class A (a)	24	4,788
Dropbox, Inc., Class A (a)	43	1,137
Dynatrace, Inc. (a)	24	1,176
Electronic Arts, Inc.	136	18,345
Fair Isaac Corp. (a)	4	1,870
Fidelity National Information Services, Inc.	24	3,305
Fiserv, Inc. (a)	21	2,551
Guidewire Software, Inc. (a)	11	1,128

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
HubSpot, Inc. (a)	6	2,655
Intuit, Inc.	35	13,543
Jack Henry & Associates, Inc.	3	411
Microsoft Corp.	966	227,697
MongoDB, Inc., Class A (a)	2	462
MSCI, Inc., Class A	2	735
Oracle Corp.	262	18,415
Paychex, Inc.	12	1,159
Paycom Software, Inc. (a)	7	2,472
PTC, Inc. (a)	14	1,989
RingCentral, Inc., Class A (a)	10	2,969
Roper Technologies, Inc.	2	877
salesforce.com, Inc. (a)	122	25,938
ServiceNow, Inc. (a)	26	13,161
Slack Technologies, Inc., Class A (a)	62	2,504
Snowflake, Inc., Class A (a)	1	194
Splunk, Inc. (a)	21	2,891
SS&C Technologies Holdings, Inc.	30	2,128
Synopsys, Inc. (a)	20	5,055
Take-Two Interactive Software, Inc. (a)	54	9,561
Twilio, Inc., Class A (a)	5	1,795
Tyler Technologies, Inc. (a)	5	2,250
Veeva Systems, Inc., Class A (a)	3	769
VMware, Inc., Class A (a)	11	1,727
Workday, Inc., Class A (a)	24	6,008
Zoom Video Communications, Inc., Class A (a)	26	8,396

		483,757

Total Technology		885,729

Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	11	306
Alliant Energy Corp.	4	202
Ameren Corp.	5	367
American Electric Power Co., Inc.	11	934
CenterPoint Energy, Inc.	9	207
CMS Energy Corp.	5	324
Consolidated Edison, Inc.	7	551
Dominion Energy, Inc.	17	1,269
DTE Energy Co.	4	545
Duke Energy Corp.	16	1,540
Edison International	8	471
Entergy Corp.	5	451
Evergy, Inc.	5	272
Eversource Energy	7	602
Exelon Corp.	22	983
FirstEnergy Corp.	12	402
NextEra Energy, Inc.	42	3,177

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
NRG Energy, Inc.	5		187
OGE Energy Corp.	3		95
PG&E Corp. (a)	31		364
Pinnacle West Capital Corp.	3		209
PPL Corp.	14		391
Public Service Enterprise Group, Inc.	11		669
Sempra Energy	7		865
Southern Co. (The)	23		1,461
Vistra Corp.	10		185
WEC Energy Group, Inc.	6		566
Xcel Energy, Inc.	11		716

			18,311

Gas — 0.0% (g)
Atmos Energy Corp.	3		263
NiSource, Inc.	5		131
UGI Corp.	5		200

			594

Water — 0.0% (g)
American Water Works Co., Inc.	3		502
Essential Utilities, Inc.	4		161

			663

Total Utilities			19,568

Total Common Stocks (Cost $2,375,907)			2,922,142

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.0%
Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021	14,983		14,983
Barclays SA, 0.00%, 04/01/2021	4,948		4,948
BNP Paribas SA, 0.00%, 04/01/2021	3,214		3,214
Brown Brothers Harriman, 0.00%, 04/01/2021	—	(h)	—	(h)
Citibank NA, 0.00%, 04/01/2021	1,596		1,596
Sumitomo Mitsui Banking Corp., 0.00%, 04/01/2021	1,637		1,637
Sumitomo Mitsui Trust Bank, 0.00%, 04/01/2021	4,291		4,291

Total Short-Term Investments (Cost $30,669)			30,669

Total Investments — 100.0% (Cost - $2,406,576) *			2,952,811
Liabilities in Excess of Other Assets — (0.1)%			(2,151)

NET ASSETS — 100.0%			$2,950,660

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini NASDAQ 100 Index	246	06/2021	USD	6,376	64
Micro E-mini S&P 500 Index	376	06/2021	USD	7,368	91
NASDAQ 100 E-mini Index	2	06/2021	USD	521	2
S&P 500 E-mini Index	27	06/2021	USD	5,289	67
S&P MidCap 400 E-mini Index	3	06/2021	USD	786	(4)

Total unrealized appreciation (depreciation)					220

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	18.1%
Software	16.4%
Pharmaceuticals	10.9%
Transportation	7.4%
Computers	7.4%
Semiconductors	6.2%
Beverages	4.2%
Agriculture	3.7%
Auto Manufacturers	2.5%
Machinery—Diversified	1.8%
Telecommunications	1.8%
Biotechnology	1.8%
Diversified Financial Services	1.4%
Media	1.4%
Retail	1.3%
Miscellaneous Manufacturers	1.1%
Banks	1.0%
Commercial Services	1.0%
Others (Each less than 1.0%)	9.6%
Short-Term Investments	1.0%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 95.6%
Australia — 1.9%
BHP Group plc	1,059	30,492

Austria — 0.3%
OMV AG	23	1,152
Verbund AG	26	1,862
voestalpine AG	58	2,410

		5,424

Belgium — 2.4%
Ageas SA	77	4,641
Anheuser-Busch InBev SA	479	30,087
Elia Group SA	12	1,324
UCB SA	36	3,436

		39,488

Chile — 0.3%
Antofagasta plc	198	4,606

Denmark — 4.7%
AP Moller - Maersk A/S, Class A	1	1,190
AP Moller - Maersk A/S, Class B	1	2,445
Carlsberg A/S, Class B	65	9,924
DSV PANALPINA A/S	36	6,970
H Lundbeck A/S	20	686
Novo Nordisk A/S, Class B	492	33,174
Orsted AS (e)	72	11,548
ROCKWOOL International A/S, Class B	1	585
Tryg A/S	144	3,386
Vestas Wind Systems A/S	34	6,974

		76,882

Finland — 1.3%
Fortum OYJ	168	4,475
Kone OYJ, Class B	58	4,769
Orion OYJ, Class B	30	1,212
Sampo OYJ, Class A	207	9,322
Wartsila OYJ Abp	76	794

		20,572

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — 12.0%
Aeroports de Paris (a)	5		612
Airbus SE (a)	101		11,451
Alstom SA (a)	46		2,271
AXA SA	849		22,790
Bouygues SA	39		1,574
Bureau Veritas SA	50		1,429
Cie de Saint-Gobain (a)	87		5,159
CNP Assurances (a)	75		1,429
Dassault Aviation SA (a)	—	(h)	480
Eiffage SA (a)	14		1,422
Electricite de France SA (a)	237		3,177
Engie SA (a)	698		9,913
Getlink SE (a)	76		1,158
Ipsen SA	11		919
Legrand SA	46		4,259
Pernod Ricard SA	132		24,632
Remy Cointreau SA	14		2,637
Renault SA (a)	64		2,759
Safran SA (a)	55		7,483
Sanofi	324		32,034
Schneider Electric SE	92		14,088
SCOR SE (a)	70		2,371
Suez SA	132		2,788
Teleperformance	10		3,676
Thales SA	18		1,817
TOTAL SE	389		18,141
Veolia Environnement SA	207		5,305
Vinci SA	90		9,169

			194,943

Germany — 13.5%
Allianz SE (Registered)	181		46,029
Bayer AG (Registered)	281		17,801
Bayerische Motoren Werke AG	110		11,405
Brenntag SE	27		2,266
Daimler AG (Registered)	284		25,355
Deutsche Lufthansa AG (Registered) (a)	51		678
Deutsche Post AG (Registered)	170		9,336
E.ON SE	869		10,126
GEA Group AG	26		1,078
Hannover Rueck SE	26		4,833
HOCHTIEF AG	4		376
Infineon Technologies AG	456		19,403
KION Group AG	12		1,224
Knorr-Bremse AG	12		1,558
Merck KGaA	37		6,321
MTU Aero Engines AG	9		2,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	61		18,938

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Rational AG	1	694
RWE AG	244	9,589
Siemens AG (Registered)	131	21,579
Siemens Energy AG (a)	69	2,463
Uniper SE	77	2,794
Volkswagen AG	11	3,909

		219,902

Ireland — 0.6%
DCC plc	17	1,472
Experian plc	157	5,425
Kingspan Group plc	26	2,242

		9,139

Italy — 4.6%
Assicurazioni Generali SpA	484	9,674
Atlantia SpA (a)	85	1,595
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	365	4,083
Enel SpA	3,082	30,656
Eni SpA	390	4,802
Ferrari NV	42	8,752
Poste Italiane SpA (e)	229	2,912
Prysmian SpA	41	1,342
Recordati Industria Chimica e Farmaceutica SpA	30	1,601
Snam SpA	810	4,489
Terna Rete Elettrica Nazionale SpA	547	4,128

		74,034

Jordan — 0.1%
Hikma Pharmaceuticals plc	49	1,550

Luxembourg — 0.6%
ArcelorMittal SA (a)	359	10,345

Mexico — 0.1%
Fresnillo plc	92	1,100

Netherlands — 10.4%
Aegon NV	785	3,732
ASM International NV	17	4,790
ASML Holding NV	149	91,203
Heineken Holding NV	72	6,431
Heineken NV	163	16,714
NN Group NV	130	6,364
Randstad NV	20	1,428
Royal Dutch Shell plc, Class A	633	12,308
Royal Dutch Shell plc, Class B	572	10,533
Stellantis NV	680	12,026
Wolters Kluwer NV	46	3,989

		169,518

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — 0.6%
Equinor ASA	151	2,945
Gjensidige Forsikring ASA	88	2,059
Norsk Hydro ASA	674	4,331

		9,335

Portugal — 0.4%
EDP—Energias de Portugal SA	1,070	6,111
Galp Energia SGPS SA	77	897

		7,008

South Korea — 3.0%
Samsung Electronics Co. Ltd.	525	37,982
Samsung Electronics Co. Ltd. (Registered), GDR	6	11,394

		49,376

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	41	1,351
Aena SME SA (e)	12	1,881
Enagas SA	61	1,324
Endesa SA	130	3,455
Ferrovial SA	84	2,183
Iberdrola SA	2,330	30,070
Naturgy Energy Group SA	116	2,851
Red Electrica Corp. SA	122	2,171
Repsol SA	232	2,877
Siemens Gamesa Renewable Energy SA	41	1,581

		49,744

Sweden — 2.7%
Alfa Laval AB (a)	54	1,634
Assa Abloy AB, Class B	172	4,952
Atlas Copco AB, Class A	115	7,028
Atlas Copco AB, Class B	67	3,491
Boliden AB	137	5,089
Epiroc AB, Class A	113	2,563
Epiroc AB, Class B	67	1,390
Investment AB Latour, Class B	26	663
Nibe Industrier AB, Class B	54	1,663
Sandvik AB (a)	194	5,303
Securitas AB, Class B	53	908
Skanska AB, Class B	59	1,468
SKF AB, Class B	66	1,865
Volvo AB, Class B (a)	244	6,192

		44,209

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — 14.2%
ABB Ltd. (Registered)	316	9,625
Adecco Group AG (Registered)	27	1,796
Baloise Holding AG (Registered)	20	3,460
Coca-Cola HBC AG	126	4,000
Geberit AG (Registered)	6	4,047
Glencore plc (a)	5,011	19,675
Kuehne + Nagel International AG (Registered)	9	2,648
Novartis AG (Registered)	635	54,265
Roche Holding AG	210	68,205
Schindler Holding AG	7	2,054
Schindler Holding AG (Registered)	3	995
SGS SA (Registered)	1	2,952
STMicroelectronics NV	223	8,504
Swiss Life Holding AG (Registered)	13	6,560
Swiss Re AG	125	12,334
Vifor Pharma AG	13	1,775
Zurich Insurance Group AG	66	28,110

		231,005

United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 18.8%
Admiral Group plc	85	3,618
Anglo American plc	615	24,093
Ashtead Group plc	77	4,626
AstraZeneca plc	375	37,449
Aviva plc	1,724	9,717
BAE Systems plc	552	3,847
BP plc	3,129	12,711
Bunzl plc	58	1,853
CNH Industrial NV (a)	176	2,719
Coca-Cola European Partners plc	128	6,702
Diageo plc	1,469	60,352
Direct Line Insurance Group plc	599	2,585
Evraz plc	256	2,036
Ferguson plc	39	4,615
GlaxoSmithKline plc	1,435	25,395
Intertek Group plc	28	2,139
Legal & General Group plc	2,619	10,056
Melrose Industries plc (a)	834	1,919
Phoenix Group Holdings plc	241	2,439
Prudential plc	1,145	24,394
RELX plc	332	8,319
Rentokil Initial plc (a)	318	2,125
Rio Tinto plc	563	42,924
Rolls-Royce Holdings plc (a)	1,436	2,086

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
RSA Insurance Group plc	454	4,260
Smiths Group plc	68	1,435
Spirax-Sarco Engineering plc	13	1,989

		306,403

Total Common Stocks (Cost $1,256,077)		1,555,075

Preferred Stocks — 1.9%
Germany — 1.5%
Bayerische Motoren Werke AG	19	1,502
Porsche Automobil Holding SE	51	5,393
Volkswagen AG	62	17,244

		24,139

South Korea — 0.4%
Samsung Electronics Co. Ltd.	91	5,871

Total Preferred Stocks (Cost $16,447)		30,010

	NUMBER OF RIGHTS
Right — 0.0% (g)
Italy — 0.0% (g)
Snam SpA, expiring 12/31/2049 (a) (bb) (cc) (Cost $0)	775	1

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 2.0%
Time Deposits — 2.0%
Barclays SA, 0.00%, 04/01/2021		1,314		1,314
BNP Paribas SA,
(1.85%), 04/01/2021	CHF	4,120		4,359
(0.76%), 04/01/2021	EUR	8,635		10,126
0.00%, 04/01/2021		872		872
Brown Brothers Harriman,
(1.85%), 04/01/2021	CHF	—	(h)	—	(h)
(0.76%), 04/01/2021	EUR	18		22
(0.47%), 04/06/2021	DKK	7,367		1,161
(0.26%), 04/01/2021	SEK	6,162		706
(0.13%), 04/06/2021	NOK	1,526		178
(0.06%), 04/01/2021	HKD	—	(h)	—	(h)
0.00%, 04/01/2021	CAD	—	(h)	—	(h)
0.00%, 04/01/2021	GBP	—	(h)	—	(h)
0.00%, 04/01/2021	SGD	—	(h)	—	(h)
0.00%, 04/01/2021		14		14
5.40%, 04/01/2021	ZAR	—	(h)	—

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA,
(0.76%), 04/01/2021	EUR	3,570	4,187
0.00%, 04/01/2021	GBP	3,937	5,427
0.00%, 04/01/2021		69	69
Sumitomo Mitsui Banking Corp., 0.00%, 04/01/2021		3,368	3,369

Total Short-Term Investments (Cost $31,804)			31,804

Total Investments — 99.5% (Cost - $1,304,328) *			1,616,890
Other Assets in Excess of Liabilities — 0.6%			9,136

NET ASSETS — 100.0%			$1,626,026

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	11	04/2021	EUR	1,754	50
Euro STOXX 50 Index	344	06/2021	EUR	15,306	290
FTSE 100 Index	180	06/2021	GBP	16,583	(8)
MSCI Emerging Markets Index	34	06/2021	USD	2,289	(41)

Total unrealized appreciation (depreciation)					291

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	17.6%
Insurance	15.0%
Semiconductors	11.1%
Beverages	10.2%
Mining	8.2%
Electric	8.1%
Auto Manufacturers	5.9%
Oil & Gas	4.2%
Commercial Services	2.0%
Electrical Components & Equipments	1.8%
Aerospace/Defense	1.8%
Miscellaneous Manufacturers	1.8%
Transportation	1.7%
Machinery - Diversified	1.4%
Engineering & Construction	1.2%
Others (Each less than 1.0%)	6.0%
Short-Term Investments	2.0%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$16,109	$—	$—	$16,109
Communications	635,242	—	—	635,242
Consumer Cyclical	128,444	—	—	128,444
Consumer Non-cyclical	706,328	—	—	706,328
Energy	23,037	—	—	23,037
Financial	119,782	—	—	119,782
Industrial	387,903	—	—	387,903
Technology	885,729	—	—	885,729
Utilities	19,568	—	—	19,568

Total Common Stocks	2,922,142	—	—	2,922,142

Short-Term Investments
Time Deposits	—	30,669	—	30,669

Total Investments in Securities	$2,922,142	$30,669	$—	$2,952,811

Appreciation in Other Financial Instruments
Futures contracts	$224	$—	$—	$224

Depreciation in Other Financial Instruments
Futures contracts	$(4)	$—	$—	$(4)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$30,492	$—	$30,492
Austria	—	5,424	—	5,424
Belgium	—	39,488	—	39,488
Chile	—	4,606	—	4,606
Denmark	—	76,882	—	76,882
Finland	—	20,572	—	20,572
France	2,637	192,306	—	194,943
Germany	2,463	217,439	—	219,902
Ireland	—	9,139	—	9,139
Italy	—	74,034	—	74,034
Jordan	—	1,550	—	1,550
Luxembourg	—	10,345	—	10,345
Mexico	—	1,100	—	1,100
Netherlands	12,026	157,492	—	169,518
Norway	—	9,335	—	9,335
Portugal	—	7,008	—	7,008
South Korea	—	49,376	—	49,376
Spain	—	49,744	—	49,744
Sweden	—	44,209	—	44,209
Switzerland	—	231,005	—	231,005
United Arab Emirates	—	—	—	—
United Kingdom	6,702	299,701	—	306,403

Total Common Stocks	23,828	1,531,247	—	1,555,075

Preferred Stocks
Germany	—	24,139	—	24,139
South Korea	—	5,871	—	5,871

Total Preferred Stocks	—	30,010	—	30,010

Right
Italy	—	—	1	1

Short-Term Investments
Time Deposits	—	31,804	—	31,804

Total Investments in Securities	$23,828	$1,593,061	$1	$1,616,890

Appreciation in Other Financial Instruments
Futures contracts	$340	$—	$—	$340

Depreciation in Other Financial Instruments
Futures contracts	$(49)	$—	$—	$(49)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Six Circles Managed Equity Portfolio International Unconstrained also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as a standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.